Post-Employment and Other Non-current Employee Benefits - Summary of Amounts Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 912	$ 1,240	$ 1,173	$ 855
Net benefit cost recognized in the consolidated statements of income
Disclosure of defined benefit plans [line items]
Current Service Cost	340	328	297
Past Service Cost	53	0	71
(Gain) or Loss on Settlement or curtailment	(94)	0	0
Net Interest on the Net Defined Benefit Liability	286	248	231
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	912	1,240	1,173
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	2,911	3,281
Pension and Retirement Plans | Net benefit cost recognized in the consolidated statements of income
Disclosure of defined benefit plans [line items]
Current Service Cost	246	244	229
Past Service Cost	47	0	71
(Gain) or Loss on Settlement or curtailment	(85)	0	0
Net Interest on the Net Defined Benefit Liability	141	197	188
Pension and Retirement Plans | Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	804	1,038	934
Seniority premiums | Net benefit cost recognized in the consolidated statements of income
Disclosure of defined benefit plans [line items]
Current Service Cost	94	84	68
Past Service Cost	6	0	0
(Gain) or Loss on Settlement or curtailment	(9)	0	0
Net Interest on the Net Defined Benefit Liability	145	51	43
Seniority premiums | Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 108	$ 202	$ 239